united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Annual Report
September 30, 2016

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

1-877-594-1249
www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholder,

We are pleased to present the Annual Shareholder Report for the Absolute Capital Asset Allocator Fund and the Absolute Capital Defender Fund for the fiscal year ended September 30, 2016.

The Absolute Capital mutual funds were incepted on December 18, 2015. Market conditions from that time through September 30, 2016 have been characterized by volatility and uncertainty. The markets presented two V patterns, the first in February and March and the second in June and July. Brexit, U.S. monetary policy, and the presidential election cycle, all coupled with the fact that this has been one of the longer running bull markets in history have contributed to the overall volatility in the market. We believe that tactical management strategies are tools for navigating these types of market conditions.

Absolute Capital Asset Allocator Fund

For the period, the fund’s A share load waived returned 1.60% against a Barclays Aggregate Bond Index return of 5.52%, the S&P 500 Total Return Index return of 9.97% and the MSCI EAFE Index return of 3.54%. The majority of the fund’s underperformance relative to the Barclays Aggregate Bond Index was realized in January, as the fund was initially launching. With limited initial size during January, the resulting concentrated positions contributed to the fund experiencing the impact of a down market more significantly than average.

Absolute Capital Defender Fund

For the period, the fund’s A share load waived returned -1.40% against a Barclays Aggregate Bond Index return of 5.52%, the S&P 500 Total Return Index return of 9.97% and the MSCI EAFE Index return of 3.54%. The majority of the fund’s underperformance relative to the Barclays Aggregate Bond Index was realized in January, as the fund was initially launching. With limited initial size during January, the resulting concentrated positions contributed to the fund experiencing the impact of a down market more significantly than average.

Thank you for investing with Absolute Capital Management. We look forward to continuing to navigate your investments through changing market conditions.

The indices referenced are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-

backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect fees or expenses.

MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada.

Views expressed in this letter are subject to change at any time based upon market or other conditions. These views may not be relied upon as investment advice.

4800-NLD-11/28/2016

Absolute Capital Asset Allocator Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmarks:

Since Inception
December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	1.60%
Absolute Capital Asset Allocator Fund - Class A with load **	(4.24)%
Absolute Capital Asset Allocator Fund - Institutional Class	1.60%
Absolute Capital Asset Allocator Fund - Investor Class	1.10%
S&P 500 Total Return Index ***	9.97%
Barclays Aggregate Bond Index ****	5.52%
MSCI EAFE Index *****	3.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 4.38%, 4.13% and 5.13% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated October 13, 2015. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect and fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada.

Comparison of Change in Value of a $10,000 Investment

Since Inception December 18, 2015 through September 30, 2016

******	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds:
Equity Funds	57.0%
Debt Funds	13.5%
Commodity Fund	2.1%
Exchange Traded Note	0.7%
Common Stock	13.0%
Other Assets Less Liabilities	13.7%
100.0%

Please refer to the Portfolio of Investments that follows and the shareholder letter in this annual report for a detail of the Fund’s holdings.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Value
	COMMON STOCK - 13.0%
	AGRICULTURE - 3.4%
5,500	Altria Group, Inc.	$347,765

	BIOTECHNOLOGY - 1.1%
675	Amgen, Inc.	112,597

	COMPUTERS - 3.2%
2,900	Apple, Inc.	327,845

	INSURANCE - 1.9%
1,400	Berkshire Hathaway, Inc. *	202,258

	PHARMACEUTICALS - 3.4%
5,300	Bristol-Myers Squibb Co.	285,776
2,000	Pfizer, Inc.	67,740
		353,516

	TOTAL COMMON STOCK (Cost - $1,315,433)	1,343,981

	EXCHANGE TRADED FUNDS - 72.8%
	COMMODITY FUND - 2.1%
1,700	SPDR Gold Shares *	213,588

	DEBT FUNDS - 13.6%
3,835	iShares Core U.S. Aggregate Bond ETF	431,131
1,500	iShares iBoxx $ High Yield Corporate Bond ETF	130,890
500	iShares JP Morgan USD Emerging Markets Bond ETF	58,604
1,510	PIMCO Total Return Active ETF	163,005
3,300	SPDR Barclays High Yield Bond ETF	121,176
4,800	SPDR Barclays Short Term High Yield Bond ETF	132,912
3,400	SPDR Doubleline Total Return Tactical ETF	170,646
4,800	VanEck Vectors Fallen Angel High Yield Bond ETF	138,864
1,000	Vanguard Total International Bond ETF	56,040
		1,403,268
	EQUITY FUNDS - 57.1%
6,200	Alerian MLP ETF	78,678
3,300	Financial Select Sector SPDR Fund	63,690
6,300	Industrial Select Sector SPDR Fund	367,794
1,900	iShares Core S&P Small-Cap ETF	235,885
17,200	iShares Mortgage Real Estate Capped ETF	180,772
11,000	iShares MSCI Emerging Markets ETF	411,950
3,100	iShares Russell Mid-Cap Growth ETF	301,847
1,900	iShares S&P Mid-Cap 400 Growth ETF	331,987
1,650	iShares S&P Small-Cap 600 Growth ETF	226,248
1,000	iShares US Pharmaceuticals ETF	149,440
2,100	PowerShares QQQ Trust Series 1	249,312
1,400	ProShares S&P 500 Dividend Aristocrats ETF	76,062
459	Real Estate Select Sector SPDR Fund	15,047
8,100	Schwab US Dividend Equity ETF	342,711
1,200	SPDR Dow Jones Industrial Average ETF Trust	219,336
2,500	SPDR S&P Dividend ETF	210,900
9,600	SPDR S&P Regional Banking ETF	405,792
1,000	SPDR S&P 500 ETF Trust	216,300
7,900	Technology Select Sector SPDR Fund	377,462
6,700	VanEck Vectors Gold Miners ETF	177,081
4,900	Vanguard Dividend Appreciation ETF	411,257
2,100	Vanguard FTSE Emerging Markets ETF	79,023
2,500	Vanguard Telecommunications Services ETF	235,975
4,800	WisdomTree Japan Hedged Equity Fund	205,968
10,000	WisdomTree U.S. Quality Dividend Growth Fund	322,900
		5,893,417

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,242,149)	7,510,273

See accompanying notes to financial statements.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Value
	EXCHANGE TRADED NOTE - 0.7%
2,400	JPMorgan Alerian MLP Index ETN (Cost - $77,361)	$75,600

	SHORT-TERM INVESTMENT - 13.9%
1,436,208	Union Bank Institutional Trust Deposit Account - IV (Cost - $1,436,208)	1,436,208

	TOTAL INVESTMENTS - 100.4% (Cost - $10,071,151) (a)	$10,366,062
	LIABILITIES LESS OTHER ASSETS - (0.4)%	(40,115)
	NET ASSETS - 100.0%	$10,325,947

*	Non income producing.

ETF	Exchange Traded Funds.

ETN	Exchange Traded Notes.

MLP	Master Limited Partnership.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,069,663 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$353,878
Unrealized Depreciation:	(57,479)
Net Unrealized Appreciation:	$296,399

See accompanying notes to financial statements.

Absolute Capital Defender Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmarks:

Since Inception
December 18, 2015
Absolute Capital Defender Fund - Class A	(1.40)%
Absolute Capital Defender Fund - Class A with load **	(7.07)%
Absolute Capital Defender Fund - Institutional Class	(1.40)%
Absolute Capital Defender Fund - Investor Class	(1.90)%
S&P 500 Total Return Index ***	9.97%
Barclays Aggregate Bond Index ****	5.52%
MSCI EAFE Index *****	3.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 4.00%, 3.75% and 4.75% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated October 13, 2015. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect and fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada.

Comparison of Change in Value of a $10,000 Investment

Since December 18, 2015 through September 30, 2016

******	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds:
Equity Funds	50.6%
Debt Funds	11.2%
Commodity Fund	2.2%
Exchange Traded Note	2.2%
Common Stock	13.5%
Other Assets Less Liabilities	20.3%
100.0%

Please refer to the Portfolio of Investments that follows and the shareholder letter in this annual report for a detail of the Fund’s holdings.

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Value
	COMMON STOCK - 13.5%
	AGRICULTURE - 2.9%
3,100	Altria Group, Inc.	$196,013

	BIOTECHNOLOGY - 1.1%
425	Amgen, Inc.	70,894

	COMPUTERS - 1.9%
1,100	Apple, Inc.	124,355

	INSURANCE - 2.6%
1,200	Berkshire Hathaway, Inc. *	173,364

	PHARMACEUTICALS - 5.0%
3,600	Bristol-Myers Squibb Co.	194,112
4,000	Pfizer, Inc.	135,480
		329,592

	TOTAL COMMON STOCK (Cost - $910,277)	894,218

	EXCHANGE TRADED FUNDS - 64.0%
	COMMODITY FUND - 2.2%
1,200	SPDR Gold Shares *	150,768

	DEBT FUNDS - 11.2%
1,000	iShares Core U.S. Aggregate Bond ETF	112,420
600	iShares iBoxx $ High Yield Corporate Bond ETF	52,356
1,200	iShares JP Morgan USD Emerging Markets Bond ETF	140,652
1,200	PIMCO Enhanced Short Maturity Active ETF	121,692
200	PIMCO Total Return Active ETF	21,590
1,400	SPDR Barclays High Yield Bond ETF	51,408
1,900	SPDR Barclays Short Term High Yield Bond ETF	52,611
400	SPDR Doubleline Total Return Tactical ETF	20,076
4,000	VanEck Vectors Fallen Angel High Yield Bond ETF	115,720
1,000	Vanguard Total International Bond ETF	56,040
		744,565
	EQUITY FUNDS - 50.6%
11,700	Alerian MLP ETF	148,473
1,900	Financial Select Sector SPDR Fund	36,670
1,800	Industrial Select Sector SPDR Fund	105,084
1,600	iShares Core S&P Small-Cap ETF	198,640
19,400	iShares Mortgage Real Estate Capped ETF	203,894
5,600	iShares MSCI Emerging Markets ETF	209,720
2,200	iShares Russell Mid-Cap Growth ETF	214,214
1,300	iShares S&P Mid-Cap 400 Growth ETF	227,149
1,300	iShares S&P Small-Cap 600 Growth ETF	178,256
650	iShares US Pharmaceuticals ETF	97,136
700	PowerShares QQQ Trust Series 1	83,104
850	ProShares S&P 500 Dividend Aristocrats ETF	46,180
264	Real Estate Select Sector SPDR Fund	8,664
1,100	Schwab US Dividend Equity ETF	46,541
800	SPDR Dow Jones Industrial Average ETF Trust	146,224
2,600	SPDR S&P Dividend ETF	219,336
7,500	SPDR S&P Regional Banking ETF	317,025
700	SPDR S&P 500 ETF Trust	151,410
4,700	Technology Select Sector SPDR Fund	224,566
4,300	VanEck Vectors Gold Miners ETF	113,649
1,050	Vanguard Dividend Appreciation ETF	88,127
1,200	Vanguard FTSE Emerging Markets ETF	45,156
800	Vanguard Telecommunications Services ETF	75,512
3,100	WisdomTree Japan Hedged Equity Fund	133,021
1,500	WisdomTree U.S. Quality Dividend Growth Fund	48,435
		3,366,186

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,114,222)	4,261,519

See accompanying notes to financial statements.

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Value
	EXCHANGE TRADED NOTE - 2.2%
4,700	JPMorgan Alerian MLP Index ETN (Cost - $144,952)	$148,050

	SHORT-TERM INVESTMENT - 13.9%
1,398,690	Union Bank Institutional Trust Deposit Account - IV (Cost - $1,398,690)	1,398,690

	TOTAL INVESTMENTS - 100.7% (Cost - $6,568,141) (a)	$6,702,477
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(43,623)
	NET ASSETS - 100.0%	$6,658,854

*	Non income producing.

ETF	Exchange Traded Funds.

ETN	Exchange Traded Note.

MLP	Master Limited Partnership.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,565,333 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$187,729
Unrealized Depreciation:	(50,585)
Net Unrealized Appreciation:	$137,144

See accompanying notes to financial statements.

Absolute Funds
Statements Of Assets and Liabilities
September 30, 2016

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$10,071,151	$6,568,141
Investment securities, at value	$10,366,062	$6,702,477
Dividends and interest receivable	5,627	3,257
Prepaid expenses and other assets	9,451	6,819
TOTAL ASSETS	10,381,140	6,712,553

LIABILITIES
Payable to Advisor	10,040	13,023
Payable to Related Parties	9,700	9,572
Distribution fees (12b-1) payable	6,868	3,358
Fund shares redeemed	595	237
Accrued expenses and other liabilities	27,990	27,509
TOTAL LIABILITIES	55,193	53,699
NET ASSETS	$10,325,947	$6,658,854

Net Assets Consist Of:
Paid in capital	$9,880,681	$6,470,557
Accumulated net investment income	6,230	6,405
Accumulated net realized gain from security transactions	144,125	47,556
Net unrealized appreciation of investments	294,911	134,336
NET ASSETS	$10,325,947	$6,658,854

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,242,725	$3,251,538
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	220,781	329,640
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.16	$9.86
Maximum offering price per share (maximum sales charge of 5.75%)	$10.78	$10.46
Institutional Class Shares:
Net Assets	$10.16	$9.86
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.16	$9.86
Investor Class Shares:
Net Assets	$8,083,212	$3,407,306
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	799,154	347,210
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.11	$9.81

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations
For the Period Ended September 30, 2016

	Absolute Capital Asset	Absolute Capital
	Allocator Fund (a)	Defender Fund (a)
INVESTMENT INCOME
Dividends	$110,530	$56,883
Interest	1,773	1,452
TOTAL INVESTMENT INCOME	112,303	58,335

EXPENSES
Investment advisory fees	42,427	22,342
Transfer agent fees	27,455	26,347
Administrative services fees	23,955	23,955
Distribution (12b-1) fees:
Class A	3,064	2,939
Investor Class	30,171	10,588
Accounting services fees	20,687	20,187
Audit fees	14,201	14,201
Legal fees	9,345	9,345
Printing and postage expenses	8,924	7,925
Compliance officer fees	10,394	6,452
Trustees fees and expenses	5,815	5,415
Registration fees	4,879	5,707
Custodian fees	4,058	4,058
Shareholder servicing / Non 12b-1 fees	2,312	1,204
Insurance expense	113	112
Other expenses	5,689	5,689
TOTAL EXPENSES	213,489	166,466

Less: Fees waived and expenses reimbursed by the Advisor	(107,416)	(114,536)
NET EXPENSES	106,073	51,930

NET INVESTMENT INCOME	6,230	6,405

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	144,125	47,556
Net change in unrealized appreciation of investments	294,911	134,336
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	439,036	181,892

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$445,266	$188,297

(a)	The Funds commenced operations on December 18, 2015.

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset	Absolute Capital
	Allocator Fund (a)	Defender Fund (a)
	Period Ended	Period Ended
	September 30, 2016	September 30, 2016
FROM OPERATIONS
Net investment income	$6,230	$6,405
Net realized gain from investments	144,125	47,556
Net change in unrealized appreciation on investments	294,911	134,336
Net increase in net assets resulting from operations	445,266	188,297

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	2,967,218	3,531,905
Institutional Class	10	10
Investor Class	7,872,019	3,421,927
Payments for shares redeemed
Class A	(870,950)	(387,674)
Investor Class	(87,616)	(95,611)
Net increase in net assets from capital share transactions	9,880,681	6,470,557

TOTAL INCREASE IN NET ASSETS	10,325,947	6,658,854

NET ASSETS
Beginning of Period	—	—
End of Period *	$10,325,947	$6,658,854
* Includes accumulated net investment income of:	$6,230	$6,405

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	310,780	369,196
Shares Redeemed	(89,999)	(39,556)
Net increase in shares outstanding	220,781	329,640

Institutional Class
Shares Sold	1	1
Net increase in shares outstanding	1	1

Investor Class
Shares Sold	807,779	357,140
Shares Redeemed	(8,625)	(9,930)
Net increase in shares outstanding	799,154	347,210

(a)	The Funds commenced operations on December 18, 2015.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund (1)			Absolute Capital Defender Fund (1)
	Period Ended September 30, 2016			Period Ended September 30, 2016
		Institutional				Institutional		Investor
	Class A	Class	Investor Class	Class A		Class		Class
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.04	0.02	0.00	0.04		(0.02	) (3)	0.00
Net realized and unrealized gain (loss) on investments	0.12	0.14	0.11	(0.18	) (4)	(0.12	) (4)	(0.19	) (4)
Total from investment operations	0.16	0.16	0.11	(0.14)		(0.14)		(0.19)

Net Asset Value, End of Period	$10.16	$10.16	$10.11	$9.86		$9.86		$9.81

Total Return (5,6)	1.60%	1.60%	1.10%	(1.40)%		(1.40)%		(1.90)%
Net Assets, At End of Period (000s)	$2,243	$10.16 (7)	$8,083	$3,252		$9.86	(7)	$3,407
Ratio of gross expenses to average net assets (8,9,10)	4.47%	4.22%	5.22%	7.04%		6.79%		7.79%
Ratio of net expenses to average net assets (9,10)	1.95%	1.70%	2.70%	1.95%		1.70%		2.70%
Ratio of net investment income (loss) to average net assets (9,10,11)	0.47%	0.27%	0.01%	0.57%		(0.29)%		(0.03)%
Portfolio Turnover Rate (6)	52%	52%	52%	47%		47%		47%

(1)	The Funds commenced operations on December 18, 2015

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total returns shown exclude the effect of applicable sales charges.

(6)	Not annualized.

(7)	Actual net asset amount.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(9)	Annualized for periods less than one year.

(10)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Funds invest.

(11)	Recognition of net investment income (loss) by the Funds is affected by the timing and declaration of dividends by the underlying investment companies in which the Funds invest.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each, a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of each of the Allocator Fund and the Defender Fund is to seek long-term capital appreciation. The Funds commenced operations on December 18, 2015.

The Funds offer Class A, Institutional Class and Investor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds’ assets and liabilities measured at fair value:

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$1,343,981	$—	$—	$1,343,981
Exchange Traded Funds	7,510,273	—	—	7,510,273
Exchange Traded Note	75,600	—	—	75,600
Short-Term Investment	—	1,436,208	—	1,436,208
Total Investments	$8,929,854	$1,436,208	$—	$10,366,062

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$894,218	$—	$—	$894,218
Exchange Traded Funds	4,261,519	—	—	4,261,519
Exchange Traded Note	148,050	—	—	148,050
Short-Term Investment	—	1,398,690	—	1,398,690
Total Investments	$5,303,787	$1,398,690	$—	$6,702,477

*	Refer to the Portfolios of Investments for classification.

The Funds did not hold any Level 3 securities during period ended September 30, 2016.

There were no transfers into or out of any Level during the current period. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash – The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2016, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Allocator Fund	Defender Fund
Purchases	$11,102,183	$6,302,526
Sales	$2,600,496	$1,174,172

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Limited History of Operations: The Funds are a new mutual fund and have a limited history of operations for investors to evaluate.

●	Management Risk: The advisor's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Funds invest or sell short may prove to be incorrect and may not produce the desired results.

●	Market Risk: Overall securities market risks may affect the value of securities held by the Funds. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

●	Underlying Funds Risk: Underlying Funds (including ETFs) are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities hold by a Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by a Fund may be lowered if an issuer’s financial condition changes.

●	Fixed Income Risk: The value of a Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Portfolio Turnover Risk: The Funds expect to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes a Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $42,427 and $22,342, respectively, in advisory fees for the period ended September 30, 2016.

The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through January 31, 2018. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended September 30, 2016, the Advisor waived fees and reimbursed expenses in the amount of $107,416 and $114,536 for the Allocator Fund and Defender Fund, respectively. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30, 2019.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended September 30, 2016, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $3,064 and $30,171, respectively. Defender

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Fund Class A and Investor Class paid $2,939 and $10,588, respectively.

The Distributor acts as each Fund’s principal underwriter in the continuous public offering of the Funds’ Class A, Institutional Class and Investor Class shares. During the period ended September 30, 2016, the Distributor received $1,807 and $56,980 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $236 and $7,702 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Funds did not have any distributions for the year ended September 30, 2016.

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Absolute Capital Asset Allocator Fund	$148,867	$—	$—	$—	$—	$296,399	$445,266
Absolute Capital Defender Fund	51,153	—	—	—	—	137,144	188,297

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to tax adjustments related to return of capital distributions from corporations.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2016, NFS held 52.7% of the Allocator Fund and NFS and Pershing LLC held 39.7% and 35.2% respectively, of the Defender Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund (the "Funds"), each a series of Northern Lights Fund Trust III, as of September 30, 2016, and the related statements of operations and changes in net assets and financial highlights for the period December 18, 2015 (commencement of operations) through September 30, 2016. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund as of September 30, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the period December 18, 2015 (commencement of operations) through September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 23, 2016

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.1538 fax | cohenepa.com

Registered with the Public Company Accounting Oversight Board

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Absolute Capital Asset Allocator Fund or Absolute Capital Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	4/1/2016	9/30/2016	4/1/16-9/30/16	9/30/2016	4/1/16-9/30/16
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$1,048.50	$9.99	$1,015.25	$9.82
Absolute Capital Defender Fund	1.95%	$1,000.00	$1,042.30	$9.96	$1,015.25	$9.82
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$1,048.50	$8.71	$1,016.50	$8.57
Absolute Capital Defender Fund	1.70%	$1,000.00	$1,042.30	$8.68	$1,016.50	$8.57
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$1,044.40	$13.80	$1,011.50	$13.58
Absolute Capital Defender Fund	2.70%	$1,000.00	$1,038.10	$13.76	$1,011.50	$13.58

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Absolute Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2016

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years ***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	37	Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	37	Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (Since September 1975 to September 2011).	145	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	145	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The "Fund Complex" includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV, and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/16-NLFT III-v1

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 - 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 - 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2014), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 - 2008).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011); Assistant Director, FINRA (2000 - 2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-594-1249

9/30/16-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 – $26,000

(b)	Audit-Related Fees

2016 – None

(c)	Tax Fees

2016 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2016
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 – $5,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 12/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 12/5/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 12/5/16